Expense Example {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund K PRO-07 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871